Income Tax - Narrative (Details) - CIK 001836707 SBEA Merger Sub LLC	12 Months Ended
Dec. 31, 2021 USD ($)
U.S. federal net operating loss carryovers	$ 127,550
Change in the valuation allowance	$ 285,906